FINANCIAL RESULT (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL RESULT
Finance income	€ 1,888	€ 19,685	€ 5,758
thereof fair value changes of warrants	1,028		1,669
thereof interest income and similar proceeds	860	3,883	4,089
thereof gain from loan extinguishment		15,802
Finance expenses	(5,712)	(10,091)	(17,746)
thereof interest portion of lease payments	(641)	(103)	(68)
thereof interest expense	(5,071)	(9,988)	(17,678)
Financial result	€ (3,824)	€ 9,594	€ (11,988)